Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Fair Value Measurements

	Carrying Amount			Estimated Fair
	Level 1	Level 2	Level 3	Value
December 31, 2024
Investment in equity securities	$-	$-	$88,908	$88,908

December 31, 2023
Investment in equity securities	$-	$-	$4,343	$4,343

Schedule of Residual Value Rate and Useful Life of Property, Plant and Equipment

The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 -10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 - 10 years
Vessels	9 – 25 years

Schedule of Goodwill
Years Ended December 31,
2024
Acquisition of TMDF	$1,129
Impairment of goodwill in relation to TMDF	(1,129)
Balance as of December 31, 2024	$-

Schedule of Revenue By Reportable Segments

	Years Ended December 31,
	2024	2023	2022
Revenue	$688,607,542	$633,079,773	$702,095,390
Cost of revenue	(672,562,832)	(620,989,960)	(688,832,965)
Selling and marketing expenses	(39,664)	(101,302)	(70,600)
General and administrative expenses	(5,249,099)	(5,127,137)	(5,730,970)
Depreciation expenses	(4,758,014)	(4,257,189)	(2,974,083)
Other segment (expenses) income	(3,952,786)	354,527	(1,258,650)
Net income of single operating segment	$2,045,147	$2,958,712	$3,228,122